Liabilities due to customers (Tables)	6 Months Ended
Dec. 31, 2024
Liabilities due to customers
Schedule of liabilities due to customers

	December 31,	June 30,
	2024	2024
	US$	US$
Structured products	71,370,346	21,077,444
Accrued interest	152,685	15,541
	71,523,031	21,092,985

	December 31,	June 30,
	2024	2024
	US$	US$
BTC	44,446,410	13,500,282
ETH	3,443,643	4,123,677
SP$	—	2,049,063
USDT	15,417,869	783,549
USDC	7,648,337	609,864
XSGD(1)	566,772	—
Others	—	26,550
	71,523,031	21,092,985
(1)	XSGD (Singapore Dollar Stablecoin) is Singapore’s stablecoin, pegged to the Singapore Dollar (SGD) on a 1:1 basis and fully backed by reserve assets.